Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 14 – BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party balances and transactions, excluding compensation of members of management and the Board, were as follows:

a) Reported in the accompanying consolidated balance sheets -

	December 31,
(in thousands)	2024	2023
Current Liabilities - Accounts payable trade	$-	$25
Current Liabilities - Accrued expenses	$-	$23

b) Related parties’ transactions

	Year ended December 31,
(in thousands)	2024	2023	2022
R&D services	$26	$862	$1,322